Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W. Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher J. Zimmerman

Partner

czimmerman@stradley.com

202.419.8402

1933 Act Rule 497(j)

1933 Act File No. 33-80966

1940 Act File No. 811-8598

March 1, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:  The Commerce Funds (the “Trust”)

 File Nos. 33-80966 and 811-8598

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that: (i) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 60/61 to the Registration Statement of the Trust; and (ii) the text of Post-Effective Amendment Nos. 60/61 was filed with the U.S. Securities and Exchange Commission via the EDGAR system on February 23, 2024, for effectiveness on March 1, 2024.

Please direct questions and comments relating to this filing to me at the above number.

Sincerely,

/s/ Christopher J. Zimmerman

Christopher J. Zimmerman

Philadelphia, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

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